Summary of RSU Activity (Detail) (RSU, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
RSU
Unvested Amount of options
Unvested at beginning of period, shares	27,960
Granted, shares	18,400	29,200
Forfeited, shares	(3,320)	(1,240)
Unvested at ending of period, shares	43,040	27,960
Unvested weighted average grant date fair value
Unvested at beginning of period, weighted average grant date fair value	$ 44.37
Unvested weighted average grant date fair value, Granted	$ 58.86	$ 44.37
Unvested weighted average grant date fair value, Forfeited	$ 49.61	$ 44.37
Unvested at ending of period, weighted average grant date fair value	$ 50.16	$ 44.37